Debt and Credit Agreements - Schedule of Credit Facilities (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 2,550
Amount Drawn	0
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	250
Amount Drawn	0
Hydro One Inc. [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	2,300
Amount Drawn	$ 0